Derivative Instruments (Effect Of Derivative Instruments In Cash Flow Hedging Relationship On Income And Other Comprehensive Income) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Derivative [Line Items]
Amount of gain (loss) recognized in OCI on derivative (effective portion)	$ (13,845)	$ 13,466	$ (4,087)
Amount of gain (loss) reclassified from OCI into income (expenses) (effective portion)	(7,884)	7,971	(1,115)
Foreign Exchange Option Contracts [Member]
Derivative [Line Items]
Amount of gain (loss) recognized in OCI on derivative (effective portion)	(2,773)	2,929	(3,193)
Foreign Exchange Forward Contracts [Member]
Derivative [Line Items]
Amount of gain (loss) recognized in OCI on derivative (effective portion)	(11,072)	10,537	(894)
Cost Of Revenues And Operating Expenses [Member] | Foreign Exchange Option Contracts [Member]
Derivative [Line Items]
Amount of gain (loss) reclassified from OCI into income (expenses) (effective portion)	2,667	(1,930)	(1,127)
Cost Of Revenues And Operating Expenses [Member] | Foreign Exchange Forward Contracts [Member]
Derivative [Line Items]
Amount of gain (loss) reclassified from OCI into income (expenses) (effective portion)			51
Financial Income [Member] | Foreign Exchange Forward Contracts [Member]
Derivative [Line Items]
Amount of gain (loss) reclassified from OCI into income (expenses) (effective portion)	$ (10,551)	$ 9,901	$ (39)